Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Jun. 30, 2022		$ 1,000		$ 1,339,286	$ (132,907)	$ (3,260)	$ 1,204,119
Balance (in Shares) at Jun. 30, 2022	[1]	10,714,286
Net income loss for the year					38,678		38,678
Foreign currency translation adjustments						2,931	2,931
Dividend declared during the year					(153,061)		(153,061)
Balance at Jun. 30, 2023		$ 1,000		1,339,286	(247,290)	(329)	1,092,667
Balance (in Shares) at Jun. 30, 2023	[1]	10,714,286
Net income loss for the year					(854,927)		(854,927)
Foreign currency translation adjustments						17,858	17,858
Issuance of ordinary shares pursuant to the initial public offering (the “IPO”), net of offering cost		$ 6,709,390					6,709,390
Issuance of ordinary shares pursuant to the initial public offering (the “IPO”), net of offering cost (in Shares)	[1]	2,263,068
Balance at Jun. 30, 2024		$ 6,710,390		1,339,286	(1,102,217)	17,529	6,964,988
Balance (in Shares) at Jun. 30, 2024	[1]	12,977,354
Net income loss for the year					(21,214,460)		(21,214,460)
Foreign currency translation adjustments						49,585	49,585
Issuance of ordinary shares pursuant to IPO, net of offering cost		$ 711,000					$ 711,000
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares)		110,000	[1]				110,000
Share-based compensation				2,896,179			$ 2,896,179
Issuance of ordinary shares under private placements		$ 24,744,443					24,744,443
Issuance of ordinary shares under private placements (in Shares)	[1]	8,950,000
Issuance of warrants under private placements				5,257,457			5,257,457
Exercise of share options		$ 160,000					$ 160,000
Exercise of share options (in Shares)		40,000	[1]				40,000
Issuance of ordinary shares in connection with the acquisition of a subsidiary		$ 510,000					$ 510,000
Issuance of ordinary shares in connection with the acquisition of a subsidiary (in Shares)	[1]	62,500
Issuance of ordinary shares in connection with the acquisition of additional interest in a subsidiary		$ 269,025		(519,821)			(250,796)
Issuance of ordinary shares in connection with the acquisition of additional interest in a subsidiary (in Shares)	[1]	30,000
Balance at Jun. 30, 2025		$ 33,104,858		$ 8,973,101	$ (22,316,677)	$ 67,114	$ 19,828,396
Balance (in Shares) at Jun. 30, 2025	[1]	22,169,854

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.